Shareholder Report, Holdings (Details)	May 31, 2026
C000016740 | Texas
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000016740 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016740 | Florida
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016740 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016740 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016740 | NR
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016740 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016740 | AA
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000016740 | A
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000016740 | BBB
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016740 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016740 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016740 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016740 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016740 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000016740 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016740 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016740 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016740 | Escrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016740 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016740 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000016743 | Texas
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000016743 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016743 | Florida
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016743 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016743 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016743 | NR
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016743 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016743 | AA
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000016743 | A
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000016743 | BBB
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016743 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016743 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016743 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016743 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016743 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000016743 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016743 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016743 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016743 | Escrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016743 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016743 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000016744 | Texas
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000016744 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016744 | Florida
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016744 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016744 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016744 | NR
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016744 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016744 | AA
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000016744 | A
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000016744 | BBB
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016744 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016744 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016744 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016744 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016744 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000016744 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016744 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016744 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016744 | Escrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016744 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016744 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000016745 | Texas
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000016745 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016745 | Florida
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000016745 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016745 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016745 | NR
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016745 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016745 | AA
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000016745 | A
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000016745 | BBB
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000016745 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016745 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016745 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016745 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016745 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000016745 | General Obligation Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000016745 | Lease Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016745 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016745 | Escrow to Maturity/Prerefunded Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016745 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016745 | Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)